Subsequent Event - Additional Information (Detail) - Mar. 15, 2022 - Events After Reporting Period [Member] - Beijing Yuchai Xingshunda New Energy Technology Co Ltd [Member]
¥ in Millions, $ in Millions
	CNY (¥)	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	65.00%
Registered share capital	¥ 10.0	$ 1.6
Beijing Xing Shun Da Bus Co Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	35.00%